Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 537,644	₨ 450,075	₨ 332,371
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	456,759	382,446	282,983
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	46,840	41,339	31,236
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 34,045	₨ 26,290	₨ 18,152